ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts Receivable
Accounts receivable consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB

Accounts receivable	25,257	21,667
Less: Allowance for doubtful accounts	(746)	(3,535)
Accounts receivable, net	24,511	18,132

Allowance for doubtful accounts:

	As of December 31,
	2017	2018
	RMB	RMB

Balance at beginning of year	-	(746)
Addition (Note i)	(746)	(4,616)
Written off (Note i)	-	1,827
Balance at end of year	(746)	(3,535)

(Note i) Full provision was provided to receivables due from different customers due to the remote collectability, and certain provision was written off after all collection efforts have been exhausted and the potential for recovery was remote.